Note 17 - Current Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Current Tax Receivables and Payables [Abstract]
Disclosure of detailed information about current tax assets [text block]
	Year ended December 31,
Current tax assets	2021	2020
Income tax assets	16,394	29,657
V.A.T. credits	176,202	106,293
Other prepaid taxes	425	434
	193,021	136,384

Disclosure of detailed information about tax liabilities [text block]
	Year ended December 31,
Current tax liabilities	2021	2020
Income tax liabilities	73,352	27,616
V.A.T. liabilities	12,955	9,933
Other taxes	57,179	53,044
	143,486	90,593